Stock Options and Grants (Tables) - Stock Options [Member]	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity and changes
	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – January 1, 2014	10,330,001	$0.10	$0.36	8.16	$109,050
Granted	5,207,500	0.11	0.14
Exercised	(112,500)	0.09	0.20
Cancelled	-	-	-
Outstanding – December 31, 2014	15,425,001	$0.07	$0.30	8.00	$112,500
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding – December 31, 2015	15,425,001	$0.07	$0.30	7.00	$-
Exercisable – December 31, 2014	11,625,835	$0.09	$0.33	7.50	$37,500
Exercisable – December 31, 2015	13,729,168	$0.11	$0.31	6.80	$-

Fair value stock-based option awards granted using Black-Scholes option valuation model
2014
Expected dividend yield	0.00%
Expected stock volatility	50%
Risk-free interest rate	1.57 – 2.57%
Expected life	5.25-10 years